SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Core Plus Bond Fund
Wells Fargo Short-Term Bond Plus Fund
Wells Fargo Ultra Short-Term Income Fund
(each a “Fund”, together the “Funds”)

Jay N. Mueller, CFA has announced his intention to retire from Wells Capital Management Incorporated on October 31, 2021. He will continue to serve as a portfolio manager of the Funds until October 31, 2021. After October 31, 2021, all references to Jay N. Mueller, CFA in the Fund’s prospectuses are hereby removed.

Effective June 30, 2021, Michal Stanczyk is added as a portfolio manager to each Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Core Plus Bond Fund

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Porfolio Manager / 2015
Jay N. Mueller, CFA[1], Portfolio Manager / 2018
Janet S. Rilling, CFA, CPA, Portfolio Manager / 2008
Michael J. Schueller, CFA, Portfolio Manager / 2017
Michal Stanczyk, Portfolio Manager / 2021
Noah M. Wise, CFA, Portfolio Manager / 2015

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

Short-Term Bond Plus Fund

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Portfolio Manager/2010
Jay N. Mueller, CFA[1], Portfolio Manager/2004
Janet S. Rilling, CFA, CPA, Portfolio Manager/2020
Michael J. Schueller, CFA, Portfolio Manager/2019
Michal Stanczyk, Portfolio Manager/2021
Noah M. Wise, CFA, Portfolio Manager/2013

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

Ultra Short-Term Income Fund

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Portfolio Manager / 2010
Jay N. Mueller, CFA[1], Portfolio Manager / 2004
Michael J. Schueller, CFA, Portfolio Manager / 2019
Michal Stanczyk, Portfolio Manager / 2021
Noah M. Wise, CFA, Portfolio Manager / 2013

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following under Michael Stanczyk: Core Plus Bond Fund, Short-Term Bond Plus Fund, Ultra Short-Term Income Fund.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
Michal Stanczyk	Core Plus Bond Fund Short-Term Bond Fund Ultra Short-Term Income Fund	$0[2] $0[2] $0[2]
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	This portoflio manager was added to the Fund on June 30, 2021. The information presented for this Fund is as of August 31, 2021, at which time they were not a manager of the Fund.

June 30, 2021	xx